Goodwill and Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accumulated Amortization	$ (54.0)	$ (78.2)
Indefinite-Lived Trademarks	0.0	23.6
Total Gross Intangible Assets	54.0	107.2
Customer Relationships [Member]
Gross Amount	21.5	33.0
Accumulated Amortization	(21.5)	(31.1)
Licensing Agreements [Member]
Gross Amount	26.2	43.4
Accumulated Amortization	(26.2)	(39.9)
Noncompete Agreements [Member]
Gross Amount	6.3	7.2
Accumulated Amortization	$ (6.3)	$ (7.2)